TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net Operating losses and other temporary diffs.	$ 28,941	$ 25,892
Lease provision	1,466	1,472
Other	193	196
Deferred tax assets	30,600	27,560
Deferred tax liabilities:
Land	(5,437)	(5,362)
Building	(10,020)	(10,058)
Other	(3,331)	(2,571)
Deferred tax liabilities	(18,788)	(17,991)
Valuation allowance	(25,613)	(23,321)
Deferred tax liabilities, net	$ (13,801)	$ (13,752)